COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 24, 2021 USD ($)	Oct. 31, 2019 USD ($) Claim	Dec. 31, 2021 USD ($)
Non-cancelable Purchase Obligations [Abstract]
Purchase obligation			$ 13,971
Legal Proceedings [Abstract]
Number of claims filed | Claim		1
Amount of claim		$ 706
Amount of counterclaim for a refund of certain compensation fund		$ 1,970
Litigation settlement, amount to be received	$ 12
Number of months to reply on the company's claims			3 months
Minimum [Member]
Commercial Commitments [Abstract]
Period of contract			2 years
Maximum [Member]
Commercial Commitments [Abstract]
Period of contract			5 years